Equity Based Compensation (Tables)	12 Months Ended
Dec. 31, 2024
Time Based Awards
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Schedule of Un-Vested Share Activity
The following table summarizes the activity related to our time based awards:

	Restricted Stock		LTIP Units
Time Based Award Grants	Shares	Weighted- Average Grant-Date Fair Value	Units	Weighted- Average Grant-Date Fair Value
Unvested at December 31, 2022	36,463	$46.00	72,660	$44.64
Granted	10,930	57.20	78,979	53.20
Vested	(24,074)	43.44	(56,568)	46.30
Forfeited	(1,990)	55.68	—	—

Unvested at December 31, 2023	21,329	53.76	95,071	50.76
Granted	11,476	57.20	78,991	54.12
Vested	(11,830)	51.16	(65,624)	50.12
Forfeited	(1,314)	57.12	(3,954)	51.44

Unvested at December 31, 2024	19,661	$57.12	104,484	$53.68

Performance Based Awards
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Schedule of Un-Vested Share Activity
The following table summarizes our activity related to our performance based awards:

	Restricted Stock			LTIP Units
Performance Based Award Grants	Shares		Weighted- Average Grant-Date Fair Value	Units	Weighted- Average Grant-Date Fair Value
Unvested at December 31, 2022	1,438		$39.12	95,134	$41.56
Granted	1,438	(1)	39.12	67,800	53.20
Vested	(2,876)		39.12	(29,680)	36.36
Forfeited	—		—	—	—

Unvested at December 31, 2023	—		—	133,254	48.64
Granted	—		—	67,524	54.20
Vested	—		—	(37,097)	37.20
Forfeited	—		—	(4,040)	53.44

Unvested at December 31, 2024	—		$—	159,641	$53.52

(1)
On March 2, 2023 the Compensation Committee of the board of directors approved the vesting of the 2020 performance grant at 200% of the targeted award. Accordingly, individuals who elected to receive performance based restricted stock were issued and immediately vested additional shares to equal 200% of their targeted award.